Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited)		Ordinary Shares Class A CNY (¥) shares		Ordinary Shares Class A USD ($) shares		Ordinary Shares Class B CNY (¥) shares		Ordinary Shares Class B USD ($) shares		Ordinary Shares CNY (¥) shares		Ordinary Shares USD ($) shares		Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	CNY (¥)	USD ($)
Balance (in Dollars)										¥ 51,135	[1]			¥ 163,747				¥ (48,735,214)								¥ (48,520,332)
Balance (in Shares) | shares										39,624,502	[1]	39,624,502	[1]
Balance (in Dollars)										¥ 51,135	[1]			163,747				(48,735,214)								(48,520,332)
Balance (in Shares) | shares										39,624,502	[1]	39,624,502	[1]
Balance at Dec. 31, 2020										¥ 51,135	[1]			163,747				(48,735,214)								(48,520,332)
Balance (in Shares) at Dec. 31, 2020 | shares										39,624,502	[1]	39,624,502	[1]
Issuance of ordinary shares for cash										¥ 15,835	[1]			201,184,154												201,199,989
Issuance of ordinary shares for cash (in Shares) | shares	[1]									12,270,500		12,270,500
Cash contribution from shareholders														51,135												51,135
Issuance of ordinary shares and warrants, net of issuance costs										¥ 15,835	[1]			201,184,154												201,199,989
Issuance of ordinary shares and warrants, net of issuance costs (in Shares) | shares	[1]									12,270,500		12,270,500
Cash contribution from a noncontrolling shareholder														51,135												51,135
Share-based compensation														19,344												19,344
Net income (loss)																		(174,944,484)						¥ (174,944,484)		(174,944,484)
Foreign currency translation adjustment																				(2,467,327)						(2,467,327)
Balance at Dec. 31, 2021										¥ 66,970	[1]			201,418,380				(223,679,698)		(2,467,327)						(24,661,675)
Balance (in Shares) at Dec. 31, 2021 | shares										51,895,002	[1]	51,895,002	[1]
Balance (in Dollars)										¥ 66,970	[1]			201,418,380				(223,679,698)		(2,467,327)						(24,661,675)
Balance (in Shares) | shares										51,895,002	[1]	51,895,002	[1]
Balance (in Dollars)										¥ 66,970	[1]			201,418,380				(223,679,698)		(2,467,327)						(24,661,675)
Balance (in Shares) | shares										51,895,002	[1]	51,895,002	[1]
Re-designation of ordinary shares to Class A and Class B ordinary shares immediately prior the completion of initial public offering		¥ 30,076	[1]			¥ 36,894	[1]			¥ (66,970)	[1]
Re-designation of ordinary shares to Class A and Class B ordinary shares immediately prior the completion of initial public offering (in Shares) | shares	[1]	23,305,924		23,305,924		28,589,078		28,589,078		(51,895,002)		(51,895,002)
Share issuance initial public offering, net of issuance cost		¥ 2,388	[1]											111,937,012												111,939,400
Share issuance initial public offering, net of issuance cost (in Shares) | shares	[1]	1,770,000		1,770,000
Share issuance following initial public offering, net of issuance cost		¥ 2,961	[1]											32,100,825												32,103,786
Share issuance following initial public offering, net of issuance cost (in Shares) | shares	[1]	2,083,334		2,083,334
Transfer to reserve																6,647,109		(6,647,109)
Share-based compensation														9,347,347												9,347,347
Net income (loss)																		31,118,886						31,118,886		31,118,886
Foreign currency translation adjustment																				4,566,656						4,566,656
Balance at Dec. 31, 2022		¥ 35,425	[1]			¥ 36,894	[1]							354,803,564		6,647,109		(199,207,921)		2,099,329				164,414,400		164,414,400
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	27,159,258		27,159,258		28,589,078		28,589,078
Balance (in Dollars)		¥ 35,425	[1]			¥ 36,894	[1]							354,803,564		6,647,109		(199,207,921)		2,099,329				164,414,400		164,414,400
Balance (in Shares) | shares	[1]	27,159,258		27,159,258		28,589,078		28,589,078
Balance (in Dollars)		¥ 35,425	[1]			¥ 36,894	[1]							354,803,564		6,647,109		(199,207,921)		2,099,329				164,414,400		164,414,400
Balance (in Shares) | shares	[1]	27,159,258		27,159,258		28,589,078		28,589,078
Share-based compensation														137,598										137,598
Net income (loss)																		(134,319,481)						(134,319,481)		(134,319,481)
Foreign currency translation adjustment																				1,771,255				1,771,255
Balance at Jun. 30, 2023		¥ 35,425	[1]			¥ 36,894	[1]							354,941,162		6,647,109		(333,527,402)		3,870,584				32,003,772
Balance (in Shares) at Jun. 30, 2023 | shares	[1]	27,159,258		27,159,258		28,589,078		28,589,078
Balance at Dec. 31, 2022		¥ 35,425	[1]			¥ 36,894	[1]							354,803,564		6,647,109		(199,207,921)		2,099,329				164,414,400		164,414,400
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	27,159,258		27,159,258		28,589,078		28,589,078
Issuance of ordinary shares		¥ 13,947	[1]											72,788,053												72,802,000
Issuance of ordinary shares (in Shares) | shares	[1]	9,578,544		9,578,544
Issuance of ordinary shares upon the exercise of stock options		¥ 734	[1]																							734
Issuance of ordinary shares upon the exercise of stock options (in Shares) | shares	[1]	504,557		504,557
Share-based compensation														718,411												718,411
Net income (loss)																		(252,823,772)				(1,528,282)		(252,823,772)	$ (35,695,959)	(254,352,054)	$ (35,911,736)
Foreign currency translation adjustment																				155,229		(70)				155,159
Balance at Dec. 31, 2023		¥ 50,106	[1]	$ 7,074	[1]	¥ 36,894	[1]	$ 5,209	[1]					428,310,028	$ 60,472,706	6,647,109	$ 938,499	(452,031,693)	$ (63,821,945)	2,254,558	$ 318,319	(1,528,352)	$ (215,787)	(16,261,350)		(16,261,350)	(2,295,925)
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	37,242,359		37,242,359		28,589,078		28,589,078
Balance (in Dollars)		¥ 35,425	[1]			¥ 36,894	[1]							354,941,162		6,647,109		(333,527,402)		3,870,584				32,003,772
Balance (in Shares) | shares	[1]	27,159,258		27,159,258		28,589,078		28,589,078
Balance (in Dollars)		¥ 35,425	[1]			¥ 36,894	[1]							354,941,162		6,647,109		(333,527,402)		3,870,584				32,003,772
Balance (in Shares) | shares	[1]	27,159,258		27,159,258		28,589,078		28,589,078
Balance (in Dollars)		¥ 50,106	[1]	$ 7,074	[1]	¥ 36,894	[1]	$ 5,209	[1]					428,310,028	60,472,706	6,647,109	938,499	(452,031,693)	(63,821,945)	2,254,558	318,319	(1,528,352)	(215,787)	(16,261,350)		(16,261,350)	(2,295,925)
Balance (in Shares) | shares	[1]	37,242,359		37,242,359		28,589,078		28,589,078
Balance (in Dollars)		¥ 50,106	[1]	$ 7,074	[1]	¥ 36,894	[1]	$ 5,209	[1]					428,310,028	60,472,706	6,647,109	938,499	(452,031,693)	(63,821,945)	2,254,558	318,319	(1,528,352)	(215,787)	(16,261,350)		(16,261,350)	(2,295,925)
Balance (in Shares) | shares	[1]	37,242,359		37,242,359		28,589,078		28,589,078
Issuance of ordinary shares upon the exercise of stock options		¥ 116	[1]																					116
Issuance of ordinary shares upon the exercise of stock options (in Shares) | shares	[1]	81,853		81,853
Issuance of ordinary shares for cash		¥ 6,176	[1]											30,604,069										30,610,245
Issuance of ordinary shares for cash (in Shares) | shares	[1]	4,347,825		4,347,825
Cash contribution from shareholders																						9,999,557		9,999,557
Issuance of ordinary shares and warrants, net of issuance costs		¥ 6,176	[1]											30,604,069										30,610,245
Issuance of ordinary shares and warrants, net of issuance costs (in Shares) | shares	[1]	4,347,825		4,347,825
Cash contribution from a noncontrolling shareholder																						9,999,557		9,999,557
Share-based compensation														285,507										285,507
Net income (loss)																		(57,233,740)				(1,911,930)		(59,145,670)		(59,145,670)	(8,299,049)
Foreign currency translation adjustment																				4,800,806		(83)		4,800,723
Balance at Jun. 30, 2024		¥ 56,398	[1]	$ 7,914	[1]	¥ 36,894	[1]	$ 5,177	[1]					459,199,604	64,432,789	6,647,109	932,692	(509,265,433)	(71,457,798)	7,055,364	989,976	6,559,192	920,356	(29,710,872)	(4,168,894)	(29,710,872)	(4,168,894)
Balance (in Shares) at Jun. 30, 2024 | shares	[1]	41,672,037		41,672,037		28,589,078		28,589,078
Balance (in Dollars)		¥ 56,398	[1]	$ 7,914	[1]	¥ 36,894	[1]	$ 5,177	[1]					459,199,604	64,432,789	6,647,109	932,692	(509,265,433)	(71,457,798)	7,055,364	989,976	6,559,192	920,356	(29,710,872)	(4,168,894)	(29,710,872)	(4,168,894)
Balance (in Shares) | shares	[1]	41,672,037		41,672,037		28,589,078		28,589,078
Balance (in Dollars)		¥ 56,398	[1]	$ 7,914	[1]	¥ 36,894	[1]	$ 5,177	[1]					¥ 459,199,604	$ 64,432,789	¥ 6,647,109	$ 932,692	¥ (509,265,433)	$ (71,457,798)	¥ 7,055,364	$ 989,976	¥ 6,559,192	$ 920,356	¥ (29,710,872)	$ (4,168,894)	¥ (29,710,872)	$ (4,168,894)
Balance (in Shares) | shares	[1]	41,672,037		41,672,037		28,589,078		28,589,078

[1]	After giving effect of the reverse stock split, see Note 1.